SHARE-BASED COMPENSATION - Shares Options (Details) - Share options - $ / shares		1 Months Ended	12 Months Ended
	Jan. 01, 2021	Jul. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Sep. 30, 2018	Jan. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted exercise price	$ 0.248
Granted (in shares)	4,025,499
2016 Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance								21,119,408
Granted exercise price			$ 0.30	$ 0.26	$ 0.35
Contractual term		10 years	6 years 7 months 6 days
Granted (in shares)			7,700,228	2,750,000	5,412,917
2016 Share Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Vesting period		12 months
Granted exercise price		$ 0.01
2016 Share Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%
Vesting period		36 months
Granted exercise price		$ 0.38
2016 Share Plan | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance		29,525,465				26,419,211	25,838,502